Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012
Operating Leases, Rent Expense, Net	$ 1,081,000	$ 1,124,000	$ 1,470,000
Loss Contingency, Settlement Agreement, Consideration				$ 400,000